Registration No. 2-73468


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                           ___________________________
                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                      Pre-Effective Amendment No. __   [_]

                      Post-Effective Amendment No. 16   [X]

                                     and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                             Amendment No. 17   [X]

                        (Check appropriate box or boxes.)

                        FIDUCIARY CAPITAL GROWTH FUND, INC.
               (Exact name of Registrant as Specified in Charter)

                225 East Mason Street
                Milwaukee, Wisconsin                   53202
      (Address of Principal Executive Offices)      (Zip Code)

                                 (414) 226-4555
              (Registrant's Telephone Number, including Area Code)

                                                         Copy to:
                 Ted D. Kellner                      W. David Knox, II
             225 East Mason Street                    Foley & Lardner
          Milwaukee, Wisconsin  53202            777 East Wisconsin Avenue
    (Name and Address of Agent for Service)     Milwaukee, Wisconsin  53202
     ______________________________________    _____________________________


      Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and filed its required Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 1995 on November 15, 1995.


   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

   It is proposed that this filing will become effective (check appropriate box):

      [_]  immediately upon filing pursuant to paragraph (b)

      [X]  on January 31, 1996 pursuant to paragraph (b)

      [_]  60 days after filing pursuant to paragraph (a)(1)

      [_]  on (date) pursuant to paragraph (a)(1)

      [_]  75 days after filing pursuant to paragraph (a)(2)

      [_]  on (date) pursuant to paragraph (a)(2), of Rule 485

   If appropriate, check the following box:

      [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       FIDUCIARY CAPITAL GROWTH FUND, INC.

                              CROSS REFERENCE SHEET

             (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                     Caption or Subheading in Prospectus
        Item No. on Form N-1A      or Statement of Additional Information

   Part A - INFORMATION REQUIRED IN PROSPECTUS

    1.  Cover Page                 Cover Page

    2.  Synopsis                   Expenses

    3.  Condensed Financial        Financial Highlights; Performance
         Information               Information

    4.  General Description        Introduction; Investment
         of Registrant             Objectives and Policies

    5.  Management of the          Management of the Fund; Per Share
         Fund                      Income and Capital Changes; Capital
                                   Structure

    5A. Management's Discussion    Management's Discussion of Fund
          of Fund Performance      Performance

    6.  Capital Stock and          Dividends, Distributions and
         Other Securities          Taxes; Capital Structure; Shareholder
                                   Reports

    7.  Purchase of Securities     Determination of Net Asset Value;
         Being Offered             Purchase of Shares; Dividend Reinvestment;
                                   Automatic Investment Plan; Individual
                                   Retirement Account and Simplified Employee
                                   Pension Plan; Retirement Plan

    8.  Redemption or              Redemption of Shares; Systematic
          Repurchase               Withdrawal Plan

    9.  Legal Proceedings          *

   PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

   10.  Cover Page                 Cover Page

   11.  Table of Contents          Table of Contents

   12.  General Information        *
         and History

   13.  Investment Objectives      Investment Restrictions
         and Policies

   14.  Management of the          Directors and Officers of
         Registrant                the Fund

   15.  Control Persons and        Directors and Officers of the
          Principal Holders        Fund; Principal Shareholders
          of Securities

   16.  Investment Advisory        Investment Adviser and
          and Other Services        Administrator; Custodian;
                                    Independent Accountants

   17.  Brokerage Allocation       Allocation of Portfolio Brokerage
         and Other Practices

   18.  Capital Stock and          Included in Prospectus under
         Other Securities          "Capital Structure" and Shareholder
                                   Meetings

   19.  Purchase, Redemption and   Included in Prospectus under
         Pricing of Securities     "Determination of Net Asset
         Being Offered             Value"; "Dividend Reinvestment";
                                   "Automatic Investment Plan"; "Systematic
                                   Withdrawal Plan"; "Exchange Privilege";
                                   "Individual Retirement Account and
                                   Simplified Employee Pension Plan";
                                   "Retirement Plan" and Determination of Net
                                   Asset Value and Performance; Information
                                   Incorporated by Reference

   20.  Tax Status                 Taxes

   21.  Underwriters               *

   22.  Calculations of            Determination of Net Asset Value
         Performance Data          and Performance

   23.  Financial Statements       Financial Statements

   *    Answer negative or inapplicable

                              P R O S P E C T U S

                                   FIDUCIARY
                                 CAPITAL GROWTH
                                   FUND, INC.

                                   A NO-LOAD
                                  MUTUAL FUND

P R O S P E C T U S                                       January 31, 1996

FIDUCIARY
CAPITAL GROWTH FUND, INC.


Fiduciary Capital Growth Fund, Inc. (the ''Fund'') is an open-end, diversified management investment company - a mutual fund. Its primary investment objective is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Fund has filed with the Securities and Exchange Commission. A Statement of Additional Information, dated January 31, 1996, which is a part of such Registration Statement is incorporated by reference in this Prospectus. Copies of the Statement of Additional Information will be provided without charge to each person to whom a Prospectus is delivered upon written or oral request made by writing to the address or calling the telephone number, stated below. All such requests should be directed to the attention of the Corporate Secretary.


                      FIDUCIARY CAPITAL GROWTH FUND, INC.

                             225 EAST MASON STREET
                           MILWAUKEE, WISCONSIN 53202
                                 (414) 226-4555

                      FIDUCIARY CAPITAL GROWTH FUND, INC.

                               TABLE OF CONTENTS

                                               Page No.
                                               --------
Expense Information                                   1
Financial Highlights                                  2
Introduction                                          2
Investment Objective and Policies                     2
Management of the Fund                                4
Determination of Net Asset Value                      5
Purchase of Shares                                    5
Redemption of Shares                                  6
Dividend Reinvestment                                 7
Automatic Investment Plan                             7
Systematic Withdrawal Plan                            8
Exchange Privilege                                    8
Individual Retirement Account and
 Simplified Employee Pension Plan                     9
Retirement Plan                                       9
Dividends, Distributions and Taxes                   10
Brokerage Transactions                               10
Capital Structure                                    10
Shareholder Reports                                  11
Performance Information                              12
Management's Discussion of
 Fund Performance                                    12
Share Purchase Application                           13


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load Imposed on Purchases or Reinvested Dividends ...... NONE
   Deferred Sales Load .................................................. NONE
   Redemption Fee ....................................................NONE*<F1>
   Exchange Fee ......................................................... NONE


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
   Management Fees ...................................................... .93%
   12b-1 Fees ........................................................... None
   Other Expenses .......................................................0.30%
                                                                         -----
   TOTAL FUND OPERATING EXPENSES ........................................1.23%
                                                                         -----
                                                                         -----


*<F1>A fee of $7.50 is charged for each wire redemption.

EXAMPLE:                                         1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------

An investor would pay the following expenses
on a $1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of
each time period:                                 $13     $39     $68     $149


  The purpose of the preceding table is to assist investors in understanding the various costs that an investor in the Fund will bear, directly or indirectly. They should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The Annual Fund Operating Expenses are based on actual expenses incurred for the year ended September 30, 1995. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund.

                              FINANCIAL HIGHLIGHTS

 (Selected Data for each share of the Fund outstanding throughout each period)


  The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon is included in the Fund's Annual Report to Shareholders. The Financial Highlights should be read in conjunction with the financial statements and notes thereto also included in the Annual Report to Shareholders.


                                                             YEARS ENDED SEPTEMBER 30,
                                      ------------------------------------------------------------------------
                                      1995    1994   1993    1992   1991    1990   1989    1988   1987    1986
                                      ----    ----   ----    ----   ----    ----   ----    ----   ----    ----
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of year                 $19.52  $20.08 $18.65  $17.55 $14.16  $18.79 $15.19  $21.96 $22.51  $19.10
Income from investment
  operations:
  Net investment income               0.11    0.06   0.07    0.10   0.19    0.23   0.14    0.03   0.12    0.09
  Net realized and unrealized gains
  (losses) on investments             3.87    0.72   3.33    2.39   4.35  (4.66)   3.49  (3.21)   3.11    3.54
                                     -----   -----  -----   -----  -----  ------  -----  ------  -----   -----
Total from investment operations      3.98    0.78   3.40    2.49   4.54  (4.43)   3.63  (3.18)   3.23    3.63

Less distributions:
  Dividends from net
    investment income               (0.04)  (0.05) (0.11)  (0.16) (0.23)  (0.20) (0.03)  (0.14) (0.10)  (0.19)
  Distributions from
    net realized gains              (1.88)  (1.29) (1.86)  (1.23) (0.92)       -      -  (3.45) (3.68)  (0.03)
                                     -----   -----  -----   -----  -----  ------  -----  ------  -----   -----
Total from distributions            (1.92)  (1.34) (1.97)  (1.39) (1.15)  (0.20) (0.03)  (3.59) (3.78)  (0.22)
                                     -----   -----  -----   -----  -----  ------  -----  ------  -----   -----
Net asset value, end of year        $21.58  $19.52 $20.08  $18.65 $17.55  $14.16 $18.79  $15.19 $21.96  $22.51
                                    ------  ------ ------  ------ ------  ------ ------  ------ ------  ------
                                    ------  ------ ------  ------ ------  ------ ------  ------ ------  ------

TOTAL INVESTMENT RETURN              22.7%    4.1%  20.1%   15.3%  34.9% (23.8%)  24.0% (11.1%)  16.8%   19.2%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)42,197  38,871 47,420  38,476 30,684  19,460 40,387  41,606 55,154  51,880
Ratio of expenses to average
  net assets                          1.2%    1.2%   1.2%    1.3%   1.5%    1.4%   1.3%    1.3%   1.1%    1.2%
Ratio of net investment income to
  average net assets                  0.5%    0.3%   0.4%    0.6%   1.2%    1.1%   0.8%    0.3%   0.6%    0.4%
Portfolio turnover rate              28.6%   20.9%  32.5%   58.9%  62.7%   55.1%  42.2%   43.4%  83.4%   56.5%


                                  INTRODUCTION

  The Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940. As an open-end investment company it obtains its assets by continuously selling shares of its Common Stock, $.01 par value (''Common Stock''), to the public. Proceeds from such sales are invested by the Fund in securities of other companies. In this manner, the resources of many investors are combined and each individual investor has an interest in every one of the securities owned by the Fund. The Fund provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries and furnishes experienced management to select and watch over its investments. As an open-end investment company, the Fund will redeem any of its outstanding shares on demand of the owner at their net asset value.

                       INVESTMENT OBJECTIVE AND POLICIES

  The primary investment objective of the Fund is long-term capital appreciation, and securities are selected for its portfolio primarily on this basis. It is anticipated that the major portion of the Fund's portfolio will at all times be invested in common stocks. The Fund's investment adviser purchases those common stocks which it believes to be underpriced relative to the issuing corporation's future growth prospects. It also purchases common stocks where the price is significantly below the estimated market value of the issuing corporation's assets less its liabilities on a per share basis. In making a determination that the above criteria is met with respect to a particular common stock, the Fund's investment adviser studies the financial statements of the issuing corporation and other companies in the same industry, market trends and economic conditions in general. Since current income is only a secondary factor in the selection of investments, a particular issuer's dividend history is not a primary consideration. As a consequence shares of the Fund are not suitable investments for investors needing current income. There can be no assurance that the primary objective of the Fund will be realized or that any income will be earned. Nor can there be any assurance that the Fund's portfolio will not decline in value. Additionally, since the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing a substantial amount of fixed income securities.

  Although it is anticipated that the major portion of the Fund's portfolio will at all times be invested in common stocks, no minimum or maximum percentage of the Fund's assets is required to be invested in common stocks or any other type of security. When the Fund's investment adviser believes that securities other than common stock offer opportunity for long-term capital appreciation, the Fund may invest in publicly distributed convertible debt securities, non-convertible debt securities assigned one of the highest three ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc., preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants. The Fund, except for defensive purposes, will at all times have at least 80% of its investments in securities which the Fund's investment adviser believes offer opportunity for growth of capital.

  Cash and equivalents are retained by the Fund in amounts deemed adequate for current needs. The Fund also has reserved freedom to invest any portion of its assets in conservative fixed-income securities such as United States Treasury Bills, certificates of deposit of U.S. banks, provided that the bank has capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) with a value in excess of $100,000,000 at the date of investment, commercial paper rated A-l or better by Standard & Poor's Corporation, commercial paper master notes (which are floating rate instruments without a fixed maturity) and repurchase agreements as a defensive measure, when general economic conditions are believed to warrant such action. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

  The Fund's investments (other than defensive investments) will be diversified among securities issued by different companies and will not be concentrated in any single industry. In investing for long-term capital appreciation the Fund does not intend to place emphasis on short-term trading profits. As a consequence, it expects usually to have a portfolio turnover rate of less than 50%. The annual portfolio turnover rate indicates changes in the Fund's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. High turnover in any year will result in the payment by the Fund from capital of above average amounts of brokerage commissions.

  The Fund may acquire securities of unseasoned companies or so-called special situations, where the investment risks are considerably greater than with common stocks of more established companies, when its investment adviser believes such investments offer the possibility of capital growth. However, not more than 5% of the Fund's assets may be invested in securities of companies which have a record of less than three years' continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

  The Fund may invest up to 10% of its assets in securities of foreign issuers. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund's income without providing a tax credit for the Fund's shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

  Under certain circumstances the Fund may (a) invest in warrants, (b) temporarily borrow money from banks for emergency or extraordinary borrowings,
(c) pledge its assets to secure borrowings, and (d) purchase securities of other investment companies. A more complete discussion of the circumstances in which the Fund may engage in these activities is included in the Fund's Statement of Additional Information. Except for the investment policies discussed in this paragraph, the investment objectives and other policies described under this caption are not fundamental policies and may be changed without shareholder approval. A change in the Fund's investment objectives may result in the Fund having investment objectives different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. At least 30 days' prior to any change by the Fund in its investment objectives, the Fund will provide written notice to all of its shareholders regarding such proposed change.

                             MANAGEMENT OF THE FUND

  As a Wisconsin corporation, the business and affairs of the Fund are managed by its Board of Directors. Under an investment advisory agreement (the ''Advisory Agreement'') with the Fund, Fiduciary Management, Inc. (the ''Adviser''), 225 East Mason Street, Milwaukee, Wisconsin 53202, furnishes continuous investment advisory services and management to the Fund. The Adviser is the investment adviser to individuals and institutional clients (including investment companies) with substantial investment portfolios. The Adviser was organized in 1980 and is wholly owned by Ted D. Kellner and Donald S. Wilson. Since that time, Mr. Kellner has served as Chairman of the Board and Chief Executive Officer and Mr. Wilson has served as President and Treasurer. Messrs. Kellner and Wilson are primarily responsible for the day-to-day management of the Fund's portfolio. They have held this responsibility since the Fund commenced operations on December 18, 1981. Mr. Kellner has been President, Treasurer and a Director of the Fund and Mr. Wilson has been Vice President, Secretary and a Director of the Fund during the same period.


  The Adviser supervises and manages the investment portfolio of the Fund and subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day to day management of the Fund's investment portfolio. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment, and executive personnel for managing the Fund's investments, and bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with laws regulating the issue or sale of securities. For the foregoing, the Adviser receives a monthly fee of 11/412 of 1% (1% per annum) on the first $30,000,000 of the daily net assets of the Fund and 11/412 of .75% (.75% per annum) on the daily net assets of the Fund over $30,000,000. The rate of the annual advisory fee is higher than that paid by many mutual funds. The advisory fees paid in the fiscal year ended September 30, 1995 were equal to .93% of the Fund's average net assets.

  Under an Administration Agreement (the ''Administration Agreement'') with the Fund, the Adviser supervises all aspects of the Fund's operations except those performed by it pursuant to the Advisory Agreement. Under the Administration Agreement, the Adviser at its own expense and without reimbursement from the Fund, furnishes office space, and all necessary office facilities, equipment, and executive personnel for supervising the Fund's operations. For the foregoing, the Adviser receives a monthly fee of 11/412 of .1% (.1% per annum) on the first $30,000,000 of the daily net assets of the Fund and 11/412 of .05% (.05% per annum) on the daily net assets of the Fund over $30,000,000, subject to a fiscal year minimum of $20,000. The administration fee paid in the fiscal year ended September 30, 1995 was equal to .09% of the Fund's average net assets.

                        DETERMINATION OF NET ASSET VALUE

  The per share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities excluding capital and surplus) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.

  Securities traded on any national stock exchange or quoted on the Nasdaq National Market System will be valued on the basis of the last sale price on the date of valuation or, in the absence of any sales on that date, the most recent bid price. Other securities will be valued at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. Odd lot differentials and brokerage commissions will be excluded in calculating values.

                               PURCHASE OF SHARES


  Shares of Common Stock may be purchased directly from the Fund. Share purchase application forms are included at the back of the Prospectus. The price per share is the next determined per share net asset value after receipt of an application. Additional purchase applications may be obtained from the Fund.
Purchase applications should be mailed directly to:   Fiduciary Capital Growth
Fund, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. To purchase shares by overnight or express mail, please use the following street address: Fiduciary Capital Growth Fund, Inc., c/o Firstar Trust Company, Mutual Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202. All applications must be accompanied by payment in the form of a check made payable to Fiduciary Capital Growth Fund, Inc., or by direct wire transfer. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Trust Company will charge a $15 fee against a shareholder's account for any payment check returned to the custodian. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT. When a purchase is made by check (other than a cashiers or certified check), the Fund may delay the mailing of a redemption check until it is satisfied that the check has cleared. (It will normally take up to 3 days to clear local personal or corporate checks and up to 7 days to clear other personal and corporate checks.) To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers. Funds should be wired to: Firstar Bank Milwaukee, NA, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, ABA #075000022, Firstar Trust Company, Account #112952137, for further credit to: Fiduciary Capital Growth Fund, Inc., ''name of shareholder and existing account number''if any. The establishment of a new account by wire transfer should be preceded by a phone call to the Fund's office, (414) 226-4555 to provide information for the setting up of the account. A follow up application should be sent for all new accounts opened by wire transfer. Applications are subject to acceptance by the Fund, and are not binding until so accepted. The Fund does not accept telephone orders for purchase of shares and reserves the right to reject applications in whole or in part. The Board of Directors of the Fund has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase (except through dividend reinvestment and the automatic investment plan), which minimum amounts are subject to change at any time. Shareholders will be advised at least thirty days in advance of any increases in such minimum amounts. Stock certificates for shares so purchased are not issued unless requested in writing.

                              REDEMPTION OF SHARES


  A shareholder may require the Fund to redeem his shares in whole or part at any time during normal business hours. Redemption requests must be made in writing and directed to: Fiduciary Capital Growth Fund, Inc., c/o Firstar
Trust Company, Mutual Fund Services, 615 East Michigan Avenue, Milwaukee, Wisconsin 53202. If a redemption request is inadvertently sent to the Fund, it will be forwarded to Firstar Trust Company, but the effective date of redemption will be delayed until the request is received by Firstar Trust Company. Requests for redemption by telephone or telegram and requests which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

  Redemption requests should specify the name of the Fund, the number of shares or dollar amount to be redeemed, shareholder's name, account number, and the additional requirements listed below that apply to the particular account.

TYPE OF REGISTRATION               REQUIREMENTS
--------------------               ------------
Individual, Joint Tenants          Redemption request signed by all person(s)
Sole Proprietor, Custodial         required to sign for the account, exactly as
(Uniform Gift to Minors Act),      it is registered.
General Partners

Corporations, Associations         Redemption request and a corporate
                                   resolution, signed by person(s) required to sign for the account, accompanied by signature guarantee(s).

Trusts Redemption request signed by the trustee(s) with a signature guarantee. (If the trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

  Redemption requests from shareholders in an Individual Retirement Account must include instructions regarding federal income tax withholding. Unless otherwise indicated, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding. If a shareholder is not included in any of the above registration categories (e.g., executors, administrators, conservators or guardians), the shareholder should call the transfer agent, Firstar Trust Company (1-800-338-1579), for further instructions.

  Signatures need not be guaranteed unless the proceeds of redemption are requested to be sent by wire transfer, to a person other than the registered holder or holders of the shares to be redeemed, or to be mailed to other than the address of record, in which cases each signature on the redemption request must be guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. If certificates have been issued for any of the shares to be redeemed, the certificates, properly endorsed or accompanied by a properly executed stock power, must accompany the request for redemption. Redemptions will not be effective or complete until all of the foregoing conditions, including receipt of all required documentation by Firstar Trust Company in its capacity as transfer agent, have been satisfied.

  The redemption price is the net asset value next determined after receipt by Firstar Trust Company in its capacity as transfer agent of the written request in proper form with all required documentation. The amount received will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. A check in payment for shares redeemed will be mailed to the holder no later than the seventh day after receipt of the redemption request in proper form and all required documentation except as indicated in ''Purchase of Shares''for certain redemptions of shares purchased by check.

  The right to redeem shares of the Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.
                             DIVIDEND REINVESTMENT

  Shareholders may elect to have all income dividends and capital gains distributions reinvested or paid in cash, or elect to have income dividends reinvested and capital gains distributions paid in cash or capital gains distributions reinvested and income dividends paid in cash. See the share purchase application forms included at the back of this Prospectus for further information. If the shareholder does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the Fund, calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to the shareholder's account on the dividend payment date. As in the case of normal purchases, stock certificates are not issued unless requested. Shareholders will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all shares of the Fund registered in the same name, including those previously purchased.


  A shareholder may change an election at any time by notifying the Fund in writing or by calling Firstar Trust Company at 1-800-338-1579. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.

                           AUTOMATIC INVESTMENT PLAN


  Shareholders wishing to invest fixed dollar amounts in the Fund on a regular basis can make automatic purchases in amounts of $50 or more, on any date specified by the shareholder each month or calendar quarter by using the Fund's Automatic Investment Plan. If such date is a weekend or holiday, such purchase shall be made on the next business day. There is no service fee for participating in this Plan. To use this service, the shareholder must authorize the transfer of funds from his checking or NOW account by completing the Automatic Investment Plan application included as part of the Share Purchase Application located at the back of the Prospectus or by calling the Fund's office at (414) 226-4555. Shareholders may change the date or amount of investments at any time by writing to or calling Firstar Trust Company at 1-800-338-1579. The Fund reserves the right to suspend, modify or terminate the Automatic Investment Plan without notice.

  The Automatic Investment Plan is designed to be a method to implement dollar cost averaging. Dollar cost averaging is an investment approach providing for the investment of a specific dollar amount on a regular basis thereby precluding emotions dictating investment decisions. Dollar cost averaging does not insure a profit nor protect against a loss.

                           SYSTEMATIC WITHDRAWAL PLAN

  The Fund has available to shareholders a Systematic Withdrawal Plan, pursuant to which a shareholder who owns Fund shares worth at least $10,000 at current net asset value may provide that a fixed sum will be distributed to him at regular intervals. To participate in the Systematic Withdrawal Plan, a shareholder deposits his Fund shares with the Fund and appoints it as his agent to effect redemptions of Fund shares held in his account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to him out of his account. To utilize the Systematic Withdrawal Plan, the shares cannot be held in certificate form. The Systematic Withdrawal Plan does not apply to Fund shares held in Individual Retirement Accounts or defined contribution retirement plans. An application for participation in the Systematic Withdrawal Plan is included as part of the Share Purchase Application located at the back of this Prospectus or may be obtained by calling the Fund at (414) 226-4555.


  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made at periodic intervals no more frequent than monthly on the date specified by the shareholder or, if that day is a weekend or holiday, on the next business day. See the Share Purchase Application located in the back of this Prospectus for further information. Participation in the Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional Fund shares in his account at any time.

  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.


  The shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company in writing or by telephone at 1-800-338-1579. To change the designated payee or payee's address, you must notify Firstar Trust Company in writing.

                               EXCHANGE PRIVILEGE

  A shareholder may redeem all or any portion of his Fund shares and use the proceeds to purchase shares of Portico Money Market Fund, a money market mutual fund not affiliated with the Fund or the Adviser, if such shares are offered in his state of residence. The redemption of shares of the Fund and the purchase of shares of Portico Money Market Fund will be effected at the respective net asset values of such funds. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. Prior to exercising the Exchange Privilege a shareholder should obtain and carefully read the prospectus for Portico Money Market Fund. The Exchange Privilege does not in any way constitute an offering of, or recommendation on the part of the Adviser or the Fund of, an investment in Portico Money Market Fund. The registration of both the account from which the exchange is being made and the account to which the exchange is made must be identical.

  Exchange requests must be made in writing. Exchange request forms may be obtained by writing the Fund or by calling (414) 226-4555. Written requests should include the account numbers for both the Fund and Portico Money Market Fund, if an account is already opened, and the amount of the exchange. If a new account is to be opened by the exchange, the registration must be identical to that of the original account. If certificates for shares are held, they must be delivered properly endorsed as described in ''Redemption of Shares''.

  The Fund reserves the right, at any time without prior notice, to suspend, limit, modify or terminate the Exchange Privilege or its use in any manner by any person or class. In particular, since an excessive number of exchanges may be disadvantageous to the Fund, the Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares in a year or three in a calendar quarter.

       INDIVIDUAL RETIREMENT ACCOUNT AND SIMPLIFIED EMPLOYEE PENSION PLAN

  Individual shareholders may establish their own tax-sheltered Individual Retirement Account (''IRA''). The Fund has a prototype IRA plan using IRS Form 5305-A. An individual may contribute to the IRA an annual amount equal to the lesser of 100% of annual earned income or $2,000 ($2,250 maximum in the case of a married couple where one spouse is not working and certain other conditions are met).

  Earnings on amounts held under the IRA accumulate free of federal income taxes. Distributions from the IRA may begin at age 59-11/42, and must begin by April 1 following the calendar year end in which a person reaches age 70-11/42. Excess contributions, certain distributions prior to age 59-11/42 and failure to begin distributions after age 70-11/42 may result in adverse tax consequences.

  Under current IRS regulations, an IRA applicant must be furnished a disclosure statement containing information specified by the IRS. The applicant has the right to revoke his account within seven days after receiving the disclosure statement in accordance with IRS regulations and obtain a full refund of his contribution should he so elect. The custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. It anticipates that it will not so exercise its discretion but reserves the right to do so.

  Firstar Trust Company, Milwaukee, Wisconsin, serves as custodian and furnishes the services provided for in the IRA plan as required by the Employee Retirement Income Security Act of 1974 (''ERISA''). The custodian invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, the following fees are charged against the accounts of the participants: $12.50 annual maintenance fee; $15 for transferring to a successor trustee; $15 for distribution(s) to a participant; and $15 for refunding any contribution in excess of the deductible limit.


  The Fund's prototype IRA plan may also be used to establish a Simplified Employee Pension Plan (''SEP/IRA''). The SEP/IRA is available to employers and employees, including self-employed individuals, who wish to purchase shares with tax deductible contributions not exceeding annually for any one participant the lesser of $30,000 or 15% of earned income; provided that no more than $9,500 annually (as adjusted for cost-of-living increases) may be contributed through elective deferrals.

  Requests for information and forms concerning the IRA and SEP/IRA should be directed to the Fund. Included with the forms is a disclosure statement which the IRS requires to be furnished to individuals who are considering an IRA or SEP/IRA. Consultation with a competent financial and tax adviser regarding the IRA and SEP/IRA is recommended.

                                RETIREMENT PLAN


  A prototype defined contribution retirement plan is available for employers who wish to purchase shares of the Fund with tax-deductible contributions not exceeding annually the lesser of $30,000 or 25% of earned income. This plan includes a cash or deferred 401(k) arrangement for employers who wish to allow employees to elect to reduce their compensation and have such amounts contributed to the plan, not to exceed $9,500 annually (as adjusted for cost-of-living increases). The Fund has received an opinion letter from the Internal Revenue Service that the prototype defined contribution retirement plan is acceptable for use under Section 401 of the Internal Revenue Code, as amended, (the ''Code'').

  Firstar Trust Company, Milwaukee, Wisconsin, serves as custodian and furnishes the services provided for in the retirement plan. The custodian invests all cash contributions, dividends and capital gains distributions in shares of the Fund. For such services, the following fees will be charged against the accounts of the participants: $12.50 for annual maintenance fee per participant account; $15 for a transfer to successor trustee; $15 for distribution(s) to a participant; and $15 for a refund of an excess contribution.

  Requests for information and forms concerning the retirement plan should be directed to the Fund. Consultation with a competent financial and tax adviser regarding the retirement plan is recommended.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Code. Pursuant to the requirements of the Code, the Fund intends normally to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually so as to avoid paying income tax on its net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized capital gains. For federal income tax purposes, distributions by the Fund, whether invested in additional shares of Common Stock or received in cash, will be taxable to the Fund's shareholders except those shareholders that are not subject to tax on their income.

  Shareholders will be notified annually as to the federal tax status of dividends and distributions. For federal income tax purposes, a shareholder's cost for his shares is his basis and on redemption his gain or loss is the difference between such basis and the redemption price. Distributions and redemptions may also be taxed under state and local tax laws which may differ from the Code.
                             BROKERAGE TRANSACTIONS

  The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

  The Advisory Agreement permits the Adviser to cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. Although the Fund does not intend to market its shares through intermediary broker-dealers, the Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage on that basis.

                               CAPITAL STRUCTURE


  The Fund's authorized capital consists of 10,000,000 shares of Common Stock. Shareholders are entitled: (i) to one vote per full share of Common Stock; (ii) to such distributions as may be declared by the Fund's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

  The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Fund has adopted the appropriate provisions in its Bylaws and does not anticipate holding an annual meeting of shareholders to elect directors unless otherwise required by the Act. The Fund has also adopted provisions in its Bylaws for the removal of directors by its shareholders.

  The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law. Fractional shares of Common Stock entitle the holder to the same rights as whole shares of Common Stock. Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Fund's transfer agent and dividend disbursing agent.

  The Fund will not issue certificates evidencing shares of Common Stock purchased unless so requested in writing. Where certificates are not issued, the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of Common Stock. Any shareholder may deliver certificates to Firstar Trust Company and direct that his account be credited with the shares. A shareholder may direct Firstar Trust Company at any time to issue a certificate for his shares of Common Stock without charge.

                              SHAREHOLDER REPORTS

  Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends September 30, with an annual report containing audited financial statements. Shareholders who have questions about the Fund should call Firstar Trust Company 1-800-338-1579 or (414) 765-4124 or write to:
Fiduciary Capital Growth Fund, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202, Attention: Corporate Secretary.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            FIDUCIARY CAPITAL GROWTH FUND AND NASDAQ COMPOSITE INDEX


AVERAGE ANNUAL TOTAL RETURN
1-YEAR +22.7%
5-YEAR +19.0%
10-YEAR +10.8%

Date  Fiduciary Capital Growth Fund    Nasdaq Composite Index

9/30/85         10,000                        10,000
9/30/86         11,920                        12,510
9/30/87         13,923                        15,850
9/30/88         12,377                        13,821
9/30/89         15,348                        16,848
9/30/90         11,695                        12,266
9/30/91         15,776                        18,754
9/30/92         18,190                        20,779
9/30/93         21,846                        27,200
9/30/94         22,742                        27,255
9/30/95         27,905                        37,203


Past performance is not predictive of future performance.

                            PERFORMANCE INFORMATION

  The Fund's average annual compounded rate of return refers to the rate of return which, if applied to an initial investment in the Fund at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment in the Fund at the end of the stated period. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees.

  The results below show the value of an assumed initial investment of $10,000 made on December 18, 1981 through December 31, 1995, assuming reinvestment of all dividends and distributions.

                     Value of                                       Value of
                     $10,000     Cumulative                         $10,000      Cumulative
    December 31     Investment    % Change          December 31    Investment     % Change
    -----------     ----------   ----------         -----------    ----------    ----------
       1981          $10,010         +.1%              1989         $29,777        +197.8%
       1982           14,532        +45.3              1990          26,297         +163.0
       1983           18,731        +87.3              1991          35,831         +258.3
       1984           17,942        +79.4              1992          41,008         +310.1
       1985           23,312       +133.1              1993          47,032         +370.3
       1986           23,325       +133.3              1994          47,213         +372.1
       1987           21,261       +112.6              1995          59,726         +497.3
       1988           25,254       +152.5


  The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Fund in the future. An investment in the Fund will fluctuate in value and at redemption its value may be more or less than the initial investment. The Fund may compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as reported by Lipper Analytical Services, Inc., Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal. (Lipper Analytical Services, Inc. is an independent service that ranks over 1,000 mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, Nasdaq Composite Index, Nasdaq Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index and the Consumer Price Index. Such comparisons may be made in advertisements, shareholder reports or other communications to share-holders.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


  The principal economic factors affecting the stock market during the fiscal year ended September 30, 1995 were the strong corporate earnings reported in an environment of moderate economic growth and low inflation which resulted in a substantial decline in interest rates. These factors were important contributors to the stock market rise which positively impacted the Fund's portfolio. The Fund's managers have felt for some time that the technology stocks were overvalued. Therefore the Fund's exposure to this area has been relatively small. Inasmuch as technology stocks in general, and the very large companies in particular, performed very well through September, the Fund's performance tended to lag the Nasdaq Composite Index.

Fiduciary Capital Growth Fund, Inc.

------------------------------
This is a follow-up application
(Investment by wire transfer. See page 5 of the Prospectus.)

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

Mail Completed Application to:

Fiduciary Capital Growth Fund, Inc.
c/o Firstar Trust Company
Mutual Fund Services
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Overnight Express Mail to:
Fiduciary Capital Growth Fund, Inc.
c/o Firstar Trust Company
Mutual Fund Services, 3rd Floor
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA and 401(k) plans. DO NOT USE THIS FORM FOR FIDUCIARY CAPITAL GROWTH FUND, INC.-SPONSORED 401(K), IRA OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-338-1579 or 1-414-765-4124.

ACCOUNT REGISTRATION
Individual  Name______________________________________________________________

______________________________________________________________________________
Social Security Number                         Citizen of     U.S.      Other

Joint Owner*

------------------------------------------------------------------------------
Name

------------------------------------------------------------------------------
Social Security Number                  Citizen of         U.S.          Other

Gift to Minor

------------------------------------------------------------------------------
Custodian

------------------------------------------------------------------------------
Minor                                                       Minor's Birthdate

------------------------------------------------------------------------------
Minor's Social Security Number             Citizen of      U.S.        Other

Corporation, Partnership or Other Entity

------------------------------------------------------------------------------
Name of Entity

------------------------------------------------------------------------------
Taxpayer Identification Number
 A corporate resolution form or certificate is required for corporate accounts.

Trust, Estate or Guardianship *(Registration will be Joint Tenants with Rights of Survivorship (JTWROS) unless otherwise specified)

------------------------------------------------------------------------------
Name

------------------------------------------------------------------------------
Name of Fiduciary(s)

------------------------------------------------------------------------------
Taxpayer Identification Number                               Date of Trust
 Additional documentation and certification may be requested.

------------------------------------------------------------------------------
MAILING ADDRESS                               Send Duplicate Confirmations To:

------------------------------------------------------------------------------
Street, Apt.                                        Name

------------------------------------------------------------------------------
City, State, Zip Code                               Street, Apt.

------------------------------------------------------------------------------
Daytime Phone Number                                City, State, Zip Code

------------------------------------------------------------------------------

INVESTMENT, PAYMENT
FOR INITIAL PURCHASE
AND DISTRIBUTIONS
BY   CHECK
OR   WIRE**<F2>

The Minimum Initial Investment Is $1,000 For Shares Of Fiduciary Capital Growth Fund, Inc. Minimum Additions To The Fund Are $100.

DISTRIBUTION OPTIONS

                         Capital Gains  Captial Gains
        Capital Gains    Reinvested     In Cash             Capital Gains
        & Dividends      & Dividends    & Dividends         & Dividends
Amount  Reinvested       In Cash        Reinvested          In Cash
$-----------------------------------------------------------------------------

(If no dividend option is checked, dividends and capital gains will be reinvested.)
  If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F2>Indicate date and total amount of wire:

Date                                Amount$
    ---------------------------            ------------------------------

WIRING INSTRUCTIONS: The establishment of a new account by wire transfer should be preceded by a telephone call to Firstar Trust Company at 1-800-338-1579 or 1-414-765-4124 to provide information for the setting up of the account. A completed share purchase application also must be sent to Fiduciary Capital Growth Fund, Inc. at the above address immediately following the investment. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

                 Firstar Bank of Milwaukee, N.A.
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202
                 ABA Number 0750-00022
                 For credit to Firstar Trust Company
                 Account Number 112-952-137
                 For further credit to:  Fiduciary Capital Growth Fund,
                 Inc.

                 Shareholder name:
                                   ------------------------------------------

                 Shareholder account number (if known):
                                                        ---------------------
------------------------------------------------------------------------------

AUTOMATIC
INVESTMENT PLAN
Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

            I would like to establish an Automatic Investment Plan for Fiduciary Capital Growth Fund, Inc. as described in the Prospectus. Based on these instructions, Firstar Trust Company, the Transfer Agent for Fiduciary Capital Growth Fund, Inc., will automatically transfer money directly from my checking or NOW account on the 5th or 20th day of the month, or the first business day thereafter, to purchase shares in Fiduciary Capital Growth Fund, Inc. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $15 fee will be assessed.

            Please start the Automatic Investment Plan on the 5th  or 20th   in
            this month and year:
                                 --------------------------------------

            Please debit my bank account $                ($50 minimum) on a
                                          ---------------
            monthly quarterly basis, to be invested in my Fiduciary Capital Growth Fund, Inc. account (account number, if
            known                          ).
                 --------------------------

            I (we) authorize you via the ACH Network to honor all debit entries
            initiated    monthly OR    quarterly through Firstar Bank of
            Milwaukee, N.A. on behalf of the Firstar Trust Company. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

            ------------------------------------------------------------------
            Name(s) on your Bank Account       Signature of Bank Account Owner

                                             ---------------------------------
                                             Signature of Joint Owner (if any)

            -------------------------------
            Account Number

------------------------------------------------------------------------------
SYSTEMATIC
WITHDRAWALS
A balance of at least $10,000 is required for this option.
              I would like to withdraw from Fiduciary Capital Growth Fund, Inc.
              $                   (exact dollars per payment - $100 minimum)
               -------------------

              I would like to have payments made to me on or about the 19th day of each month

                         OR

              I would like to have payments made to me on or about the 19th of these months:

              Jan.   Feb.   Mar.   Apr.   May   June   July   Aug.   Sept.
              Oct.   Nov.   Dec.

              I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.

------------------------------------------------------------------------------
SIGNATURES AND
CERTIFICATION
            Under penalties of perjury, I certify: (1) that the number shown on this share purchase application is my correct taxpayer identification number, and (2) that I am not subject to backup withholding because either I have not been notified that I am subject to backup withholding as a result of failure to report all interest and dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. (If you are subject to backup withholding, cross out all words following (2) in this paragraph.)

            ------------------------------------------------------------------
            Signature of Individual

            ------------------------------------------------------------------
            Signature of Joint Owner

            ------------------------------------------------------------------
            Date
I represent that (1) I have the legal capacity to make the purchase indicated in this application, (2) I have received and reviewed the current Prospectus of Fiduciary Capital Growth Fund, Inc. in which I am investing, (3) I have read and understand the terms set forth in this application, and (4) I understand that certificates for shares of Fiduciary Capital Growth Fund, Inc. will not be issued.

----------------------------------------------------
Signatures of Officers, Partners, Trustees or Others

----------------------------------------------------

----------------------------------------------------
Date

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202
                                  414-226-4555


                               BOARD OF DIRECTORS
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON


                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-338-1579
                                       or
                                  414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

   STATEMENT OF ADDITIONAL INFORMATION                       January 31, 1996



                       FIDUCIARY CAPITAL GROWTH FUND, INC.

                              225 East Mason Street
                           Milwaukee, Wisconsin  53202


             This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Fiduciary Capital Growth Fund, Inc. dated January 31, 1996. Requests for copies of the prospectus should be made by writing to Fiduciary Capital Growth Fund, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202, Attention:
   Corporate Secretary or by calling (414) 226-4555.


                       FIDUCIARY CAPITAL GROWTH FUND, INC.

                                Table of Contents

                                                                     Page No.


   Investment Restrictions . . . . . . . . . . . . . . . . . . . .      1

   Directors and Officers of the Fund  . . . . . . . . . . . . . .      3

   Principal Shareholders  . . . . . . . . . . . . . . . . . . . .      4

   Investment Adviser and Administrator  . . . . . . . . . . . . .      5

   Determination of Net Asset Value and Performance  . . . . . . .      7

   Allocation of Portfolio Brokerage . . . . . . . . . . . . . . .      8

   Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . .      9

   Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10

   Shareholder Meetings  . . . . . . . . . . . . . . . . . . . . .     10

   Independent Accountants . . . . . . . . . . . . . . . . . . . .     12

   Financial Statements  . . . . . . . . . . . . . . . . . . . . .     12

             No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 1996 and, if given or made, such information or representations may not be relied upon as having been authorized by Fiduciary Capital Growth Fund, Inc.

             This Statement of Additional Information does not constitute an offer to sell securities.


                             INVESTMENT RESTRICTIONS

             As set forth in the prospectus dated January 31, 1996 of Fiduciary Capital Growth Fund, Inc. (the "Fund") under the caption "Investment Objective and Policies", the primary investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks. Current income is a secondary consideration. Consistent with its investment objective, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of:
   (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

             1. The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets. Included within such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange.

             2. The Fund will not borrow money or issue senior securities, except for temporary bank borrowings (not in excess of 5% of the value of its assets) for emergency or extraordinary purposes, and will not pledge any of its assets except to secure borrowings and only to an extent not greater than 10% of the value of the Fund's net assets.

             3. The Fund will not lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid or not readily marketable securities will not exceed 10% of the Fund's total assets) and will not lend its portfolio securities.

             4. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

             5. The Fund will not make investments for the purpose of exercising control or management of any company.

             6. The Fund will not purchase securities of any issuer (other than the United States or an instrumentality of the Unites States) if, as a result of such purchase, the Fund would hold more than 10% of any class of securities, including voting securities, of such issuer or more than 5% of the Fund's assets, taken at current value, would be invested in securities of such issuer.

             7. The Fund will not concentrate more than 25% of the value of its assets, determined at the time an investment is made, exclusive of government securities, in securities issued by companies primarily engaged in the same industry.

             8. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of its investment adviser.

             9. The Fund will not acquire or retain any security issued by a company if any of the directors or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

            10. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

            11. The Fund will not purchase any interest in any oil, gas or other mineral leases or any interest in any oil, gas or any other mineral exploration or development program.

            12. The Fund will not purchase or sell real estate or real estate mortgage loans or real estate limited partnerships.

            13. The Fund will not purchase or sell commodities or commodities contracts or engage in arbitrage transactions.

                       DIRECTORS AND OFFICERS OF THE FUND

             The name, age, address, principal occupations during the past five years and other information with respect to each of the directors and officers of the Fund are as follows:

   TED D. KELLNER*, 49

   225 East Mason Street
   Milwaukee, Wisconsin
   (PRESIDENT, TREASURER AND A DIRECTOR OF THE FUND)

             Mr. Kellner is Chairman of the Board and Chief Executive Officer of Fiduciary Management, Inc., an investment advisory firm, which he co-founded with Mr. Donald S. Wilson in 1980.

   THOMAS W. MOUNT, 64

   401 Pine Terrace
   Oconomowoc, Wisconsin
   (A DIRECTOR OF THE FUND)

             Mr. Mount is retired Chairman and a director of Stokely USA, Inc., a canned and frozen food processor and was employed by such firm in various capacities since 1957.

   DONALD S. WILSON*, 52

   225 East Mason Street
   Milwaukee, Wisconsin
   (VICE PRESIDENT, SECRETARY AND A DIRECTOR OF THE FUND)

             Mr. Wilson is President and Treasurer of Fiduciary Management,
   Inc.


   GARY G. WAGNER, 52

   225 East Mason Street
   Milwaukee, Wisconsin
   (VICE PRESIDENT AND ASSISTANT SECRETARY OF THE FUND)

             Mr. Wagner has been Executive Vice President of Fiduciary Management, Inc. since July 1, 1987.

             During the fiscal year ended September 30, 1995 the Fund paid $900 in director's fees. The Fund's standard method of compensating directors is to pay each director who is not an officer of the Fund a fee of $600 for each meeting of the Board of Directors attended.

   _____________________
   * Messrs. Kellner and Wilson are directors who are "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940.

                               COMPENSATION TABLE

                                    Pension or
                                    Retirement               Total Compen-
                                     Benefits    Estimated    sation from
                        Aggregate   Accrued as    Annual    Corporation and
                      Compensation    Part of    Benefits     Fund Complex
                          from         Fund        Upon         Paid to
     Name of Person    Corporation   Expenses   Retirement      Director

    Ted D. Kellner         $0           $0          $0             $0

    Thomas W. Mount         0            0           0            450

    Donald S. Wilson        0            0           0              0

    Gary G. Wagner          0            0           0              0


                             PRINCIPAL SHAREHOLDERS

             Set forth below are the names and addresses of all holder's of the Fund's Common Stock who as of December 31, 1995 beneficially owned more than 5% of the then outstanding shares of the Fund's Common Stock as well as the number of shares of the Fund's Common Stock beneficially owned by Ted D. Kellner, Donald S. Wilson and all officers and directors of the Fund as a group, indicating in each case whether the person has sole or shared power to vote or dispose of such shares.



    Name and Address            Amount and Nature of
  of Beneficial Owner           Beneficial Ownership                Percent
                          Sole Power  Shared Power    Aggregate     of Class

  Resource Trust Company       -0-      410,370        410,370        18.9%
  900 Second Avenue South
  Minneapolis, MN  55402

  Ted D. Kellner           46,290(1)    233,982(2)     280,272        12.9%
  225 E. Mason Street                          (3)(4)
  Milwaukee, WI  53202

  Donald S. Wilson          4,799       210,623(3)(4)  215,422         9.9%
  225 E. Mason Street
  Milwaukee, WI  53202
  Officers & Directors                                 285,684(1)     13.1%
   as a group (4                                           (2)(3)(4)
   persons)
   ______________________

        (1) Includes 8,953 shares held under several custodial accounts for Mr. Kellner's children and 7,441 shares held by an investment partnership over which Mr. Kellner has voting and investment authority.

        (2) Includes 23,359 shares held in a trust for which Mr. Kellner is a co-trustee and co-beneficiary.

        (3) Includes 94,141 shares owned by the Adviser's profit sharing plan and 87,007 shares owned by the Adviser's pension plan, for which Messrs. Kellner and Wilson are co-trustees, and 29,475 shares owned by the Adviser, but does not include 122,255 shares in accounts managed by the Adviser and over which the Adviser has investment authority.

        (4) Messrs. Kellner and Wilson share the power to vote and dispose of the same 210,623 shares.

                      INVESTMENT ADVISER AND ADMINISTRATOR

             As set forth in the Prospectus under the caption "Management of the Fund" the investment adviser and administrator to the Fund is Fiduciary Management, Inc. (the "Adviser"). The Adviser is wholly-owned by Ted D. Kellner and Donald S. Wilson. The Adviser's executive officers include Messrs. Kellner, Wilson, Mr. Gary G. Wagner, Executive Vice President, Ms. Maria Blanco, Senior Vice President and Secretary, Mr. Patrick English, Senior Vice President, Ms. Camille Wildes, Vice President and Ms. Jody Koteski, Vice President. The directors of the Adviser are Messrs. Kellner and Wilson.


             Pursuant to an investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement") the Adviser furnishes continuous investment advisory services to the Fund. During the fiscal years ended September 30, 1995, September 30, 1994 and September 30, 1993, respectively, the Fund paid the Adviser fees of $382,808, $386,761 and $400,934.

             The Fund pays all of its expenses not assumed by the Adviser pursuant to the Advisory Agreement or the Administration Agreement described below including, but not limited to, the professional costs of preparing and the costs of printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates, director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses in connection with portfolio transactions. The Fund also pays the fees of directors who are not interested persons of the Adviser or officers or employees of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

             The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the daily net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Common Stock is qualified for sale or, if the states in which the Common Stock is qualified for sale impose no such restrictions, 2%. As of the date of this Statement of Additional Information the percentage applicable to the Fund is 2-1/2% on the first $30,000,000 of its daily net assets, 2% on the next $70,000,000 of its daily net assets and 1-1/2% on daily net assets in excess of $100,000,000. The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. No expense reimbursement was required during the fiscal years ended September 30, 1995, September 30, 1994 and September 30, 1993.


             As set forth in the Prospectus under the caption "Management of the Fund" the Adviser is also the administrator to the Fund. Pursuant to an administration agreement (the "Administration Agreement") between the Fund and the Adviser, the Adviser supervises all aspects of the Fund's operations except those performed by it as investment adviser. In connection with such supervision the Adviser prepares and maintains the books, accounts and other documents required by the Investment Company Act of 1940 (the "Act"), determines the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements, prepares reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. During the fiscal years ended September 30, 1995, September 30, 1994 and September 30, 1993 the Fund paid the Adviser fees of $35,520, $35,784 and $36,728, respectively, pursuant to the Administration Agreement.

             The Advisory Agreement and the Administration Agreement will remain in effect as long as their continuance is specifically approved at least annually, by (i) the Board of Directors of the Fund, or by the vote of a majority (as defined in the Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Fund who are not parties to the Advisory Agreement or the Administration Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Both the Advisory Agreement and the Administration Agreement provide that they may be terminated at any time without the payment of any penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's shareholders, on sixty days' written notice to the Adviser, and by the Adviser on the same notice to the Fund and that they shall be automatically terminated if they are assigned.

             The Advisory Agreement and the Administration Agreement provide that the Adviser shall not be liable to the Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement and the Administration Agreement also provide that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

             As set forth in the Prospectus under the caption "Determination of Net Asset Value" the net asset value of the Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

             Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the Fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

             The foregoing computation may also be expressed by the following formula:
                                        n
                                  P(1+T)  = ERV

            P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

                        ALLOCATION OF PORTFOLIO BROKERAGE

             Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. Although the Fund does not intend to market its shares through intermediary broker-dealers, the Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and may allocate portfolio brokerage on that basis.

             In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. Brokerage commissions paid by the Fund during the fiscal years ended September 30, 1995, September 30, 1994 and September 30, 1993 totaled $41,379 on total transactions of $26,115,547, $53,101 on total transactions of $25,508,540 and $47,235 on total transactions of $27,122,111, respectively. All of the brokers to whom commissions were paid provided research services to the Adviser.

                                    CUSTODIAN

             Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Fund. As such, Firstar Trust Company holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. Firstar Trust Company does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Firstar Trust Company also acts as the Fund's transfer agent and dividend disbursing agent.

                                      TAXES

             As set forth in the Prospectus under the caption "Dividends, Distributions and Taxes" the Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

             Dividends from the Fund's net investment income and distributions from the Fund's net realized capital gains are taxable to shareholders as ordinary income, whether received in cash or in additional shares of Common Stock. The 70% dividends-received deduction for corporations will apply to such dividends and distributions, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the Fund's gross income.

             Any dividend or capital gain distribution paid shortly after a purchase of shares of Common Stock, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of Common Stock immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

             The Fund may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the under reporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                              SHAREHOLDER MEETINGS

             The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Fund has adopted the appropriate provisions in its bylaws and may, at its discretion, not hold an annual meeting in any year in which none of the following matters is required to be acted upon by the shareholders under the Act: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) ratification of the selection of auditors; and (iv) approval of a distribution agreement.

             The Fund's bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

             Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Fund's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Fund; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

             If the Secretary elects to follow the course specified in clause
   (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

             After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                             INDEPENDENT ACCOUNTANTS

             Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202 currently serves as the independent accountants for the Fund and has so served since the fiscal year ended September 30, 1989.

                              FINANCIAL STATEMENTS

             The following financial statements are herein incorporated by reference from the Fiduciary Capital Growth Fund, Inc. Annual Report dated September 30, 1995 (File No. 811-3235), as filed with the Securities and Exchange Commission through the EDGAR System on November 7, 1995:

             Report of Independent Accountants
             Statement of Net Assets as of September 30, 1995
             Statement of Operations for the year ended
                September 30, 1995
             Statements of Changes in Net Assets for the years
                ended September 30, 1995 and 1994
             Financial Highlights
             Notes to Financial Statements


                                     PART C

                                OTHER INFORMATION

   Item 24.  Financial Statements and Exhibits

       (a.) Financial Statements (Financial Highlights included in Part A and all incorporated by reference to the Fiduciary Capital Growth Fund, Inc. Annual Report dated September 30, 1995 (File No. 811-3235) as filed with the Securities and Exchange Commission on November 7, 1995 in Part B).

               Report of Independent Accountants

               Statement of Net Assets as of September 30, 1995


               Statement of Operations for the year ended September
               30, 1995


               Statements of Changes in Net Assets for the years ended September 30, 1995 and 1994

               Financial Highlights

               Notes to Financial Statements

       (b.)  Exhibits

             (1) Registrant's Articles of Incorporation, as amended; Exhibit 1 to Amendment No. 1 to
                  Registrant's Registration Statement on Form N-1
                  is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             (2) Registrant's By-Laws, as amended; Exhibit 2 to Amendment No. 13 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             (3)  None

             (4) Specimen Stock Certificate; Exhibit 4 to Amendment No. 1 to Registrant's Registration Statement on Form N-1 is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             (5) Investment Advisory Agreement; Exhibit 5 to Amendment No. 1 to Registrant's Registration Statement on Form N-1 is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             (6)  None

             (7)  None

             (8)  Custodian Agreement with Firstar Trust Company;
                  Exhibit 8 to Amendment No. 1 to Registrant's
                  Registration Statement on Form N-1 is
                  incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

             (9) Administration Agreement; Exhibit 9 to Amendment No. 10 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

            (10)  Opinion of Foley & Lardner, counsel for
                  Registrant; Exhibit 10 to Amendment No. 13 to
                  Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

            (11)  Consent of Price Waterhouse LLP

            (12)  None

            (13)  Subscription Agreement; Exhibit 13 to Amendment
                  No. 1 to Registrant's Registration Statement on
                  Form N-1 is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (14.1)  Fiduciary Funds Individual Retirement Account;
                  Exhibit 14.1 to Amendment No. 10 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (14.2)  Fiduciary Funds Self-Employed Retirement Plan;
                  Exhibit 14.2 to Amendment No. 12 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (14.3) Fiduciary Funds Simplified Employee Pension Individual Retirement Account; Exhibit 14.3 to Amendment No. 14 to Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

          (14.4)  Amendments to Defined Contribution Retirement
                  Plan; Exhibit 14.4 to Amendment No. 16 to
                  Registrant's Registration Statement on Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

            (15)  None

            (16)  Schedule for Computation of Performance
                  Quotations

            (17)  Financial Data Schedule

            (18)  None




   Item 25.  Persons Controlled by or under Common Control with Registrant

             Registrant is not controlled by any person. Registrant neither controls any person nor is any person under common control with Registrant.

   Item 26.  Number of Holders of Securities


                     Title of Class          As of December 31, 1995

              Common Stock, $.01 par value             906

   Item 27.  Indemnification

             Pursuant to the authority of the Wisconsin Business Corporation Law, Registrant's Board of Directors has adopted the following By-Law which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                                 INDEMNIFICATION

             7.01 Provision of Indemnification. The corporation shall indemnify all of its corporate representatives against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Wisconsin Business Corporation Law.

             7.02 Determination of Right to Indemnification. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if a determination that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in
        Section 7.01. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding; or (ii) if the required quorum is not obtainable or if a quorum of disinterested directors so direct, by independent legal counsel in a written opinion. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

             7.03 Allowance of Expenses. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Sections 180.0853 or 180.0856 of the Wisconsin Business Corporation Law upon receipt of an undertaking by or on behalf of the corporate representative, secured by a surety bond or other similar insurance paid for by such corporate representative, to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this by-law.

             7.04 Additional Rights to Indemnification. The indemnification provided by this by-law shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these by-laws, any agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

             7.05 Insurance. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this by-law, provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith, or reckless disregard of the duties and obligations involved in the conduct of his or her office.

             7.06 Definitions. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was or is threatened to be made a party to a proceeding described herein.

             In reference to Article VII, Section 7.01 of the By-laws,
   Section 180.0851 of the Wisconsin Business Corporation Law provides for mandatory indemnification (a) if a corporate representative was successful on the merits or otherwise in the defense of a proceeding, and (b) if the corporate representative was not successful on the merits or otherwise but the liability incurred was not the result of a breach or failure to perform a duty which constituted any of the following: (1) a willful failure to deal fairly with the corporation or its shareholders in connection with a matter in which the corporate representative has a material conflict of interest; (2) a violation of criminal law, unless the corporate representative had reasonable cause to believe his or her conduct was lawful or no reasonable cause to believe his or her conduct was unlawful; (3) a transaction from which the corporate representative derived an improper personal profit; or (4) willful misconduct.

             Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 28.  Business and Other Connections of Investment Adviser

             Information with respect to Messrs. Kellner and Wilson is incorporated by reference to pages 3 and 4 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933. Mr. Gary Wagner, Executive Vice President of Fiduciary Management, Inc., was from September, 1984 until December 31, 1987 Executive Vice President of Resource Capital Advisers, Inc., an investment advisory firm, formerly located at 222 East Mason Street, Milwaukee, Wisconsin 53202.

   Item 29.  Principal Underwriters

             Registrant has no principal underwriters.

   Item 30.  Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Ted D. Kellner, at Registrant's corporate offices, 225 East Mason Street, Milwaukee, Wisconsin 53202.

   Item 31.  Management Services

             All management-related service contracts entered into by Registrant are discussed in Parts A and B of this registration Statement.

                                   SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 25th day of January, 1996.

                                 FIDUCIARY CAPITAL GROWTH FUND, INC.
                                      (Registrant)


                                 By:  /s/  Ted D. Kellner
                                      Ted D. Kellner, President

             Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Name                      Title                    Date

    /s/  Ted D. Kellner        Principal Executive,      January 25, 1996
    Ted D. Kellner             Financial and Accounting
                               Officer and Director

    /s/  Donald S. Wilson
    Donald S. Wilson           Director                  January 25, 1996

    /s/  Thomas W. Mount
    Thomas W. Mount            Director                  January 25, 1996

                                  EXHIBIT INDEX


    Exhibit No.                  Exhibit

         (1)     Registrant's Articles of Incorporation,
                 as amended*

         (2)     Registrant's By-Laws, as
                 amended*

         (3)     None

         (4)     Specimen Stock Certificate*

         (5)     Investment Advisory Agreement*

         (6)     None

         (7)     None

         (8)     Custodian Agreement with First
                 Wisconsin Trust Company*

         (9)     Administration Agreement*

        (10)     Opinion of Foley & Lardner, counsel for
                 Registrant*

        (11)     Consent of Price Waterhouse LLP

        (12)     None

        (13)     Subscription Agreement*

      (14.1)     Fiduciary Funds Individual Retirement
                 Account*

      (14.2)     Fiduciary Funds Self-Employed
                 Retirement Plan*

      (14.3)     Fiduciary Funds Simplified Employee
                 Pension Individual Retirement Account*


      (14.4)     Amendments to Defined Contribution
                 Retirement Plan*

        (15)     None

        (16)     Schedule for Computation of Performance
                 Quotations


        (17)     Financial Data Schedule

        (18)     None


   ___________________________

   *Incorporated by reference.